FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - Separate [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 16,963,539	R$ 14,575,592
Financial assets Fair value	16,963,539	14,575,592
Noncurrent financial liabilities Book value	31,327,431	28,061,599
Fair value of financial liabilities	31,327,431	28,061,599
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	6,691,098	4,358,276
Current financial assets Fair value	6,691,098	4,358,276
Financial investments | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	0	1,148
Noncurrent financial assets Book value	42,619	36,169
Current financial assets Fair value	0	1,148
Noncurrent financial assets Fair value	42,619	36,169
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	370,149	351,036
Noncurrent financial assets Fair value	370,149	351,036
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	9,471,592	9,318,077
Current financial assets Fair value	9,471,592	9,318,077
Derivatives [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	1,840	76,952
Noncurrent financial assets Fair value	1,840	76,952
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	15,524	8,336
Current financial assets Fair value	15,524	8,336
Sale of real estate and other receivables (Note 11) | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	134,963	106,223
Noncurrent financial assets Book value	120,354	51,129
Current financial assets Fair value	134,963	106,223
Noncurrent financial assets Fair value	120,354	51,129
Related - party Receivables (Note 29) | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	72,641	259,426
Noncurrent financial assets Book value	42,759	8,820
Current financial assets Fair value	72,641	259,426
Noncurrent financial assets Fair value	42,759	8,820
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	9,230,624	8,169,945
Current financial liabilities Fair value	9,230,624	8,169,945
Loans and financing borrowings [member] | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	2,386	0
Current financial liabilities Fair value	2,386	0
Loans and financing borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	2,500	0
Noncurrent financial liabilities Fair value	2,500	0
Leases | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	4,520,626	3,877,090
Noncurrent financial liabilities Book value	10,725,980	9,718,949
Current financial liabilities Fair value	4,520,626	3,877,090
Noncurrent financial liabilities Fair value	10,725,980	9,718,949
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,695,214	221,589
Current financial liabilities Fair value	1,695,214	221,589
Debentures | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	2,000,000	3,500,000
Noncurrent financial liabilities Fair value	2,000,000	3,500,000
Licenses | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	62,811	351,291
Current financial liabilities Fair value	62,811	351,291
Licenses | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	942,159	949,395
Noncurrent financial liabilities Fair value	942,159	949,395
Derivatives [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	0	898
Current financial liabilities Fair value	0	898
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	866	6,050
Current financial liabilities Fair value	866	6,050
Derivatives [member] | Measured at fair value through OCI | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	10,403	87,755
Noncurrent financial liabilities Fair value	10,403	87,755
Liabilities for the acquisition of a company | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	26,182	25,690
Noncurrent financial liabilities Book value	207,167	63,198
Current financial liabilities Fair value	26,182	25,690
Noncurrent financial liabilities Fair value	207,167	63,198
Liabilities with ANATEL | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	146,844	99,884
Current financial liabilities Fair value	146,844	99,884
Liabilities with ANATEL | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	892,648	829,636
Noncurrent financial liabilities Fair value	892,648	829,636
Amounts to be refunded to customers | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	126,867	124,533
Current financial liabilities Fair value	126,867	124,533
Liabilities with related parties | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	133,290	5,103
Current financial liabilities Fair value	133,290	5,103
Liabilities with related parties | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	638	568
Noncurrent financial liabilities Fair value	638	568
Other Creditors | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	10,176	0
Noncurrent financial liabilities Book value	106,967	30,025
Current financial liabilities Fair value	10,176	0
Noncurrent financial liabilities Fair value	106,967	30,025
Tax Amnesty and Refinancing Program | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	130,563	0
Noncurrent financial liabilities Book value	313,799	0
Current financial liabilities Fair value	130,563	0
Noncurrent financial liabilities Fair value	313,799	0
Reduction of Capital of the Company | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	38,721	0
Current financial liabilities Fair value	R$ 38,721	R$ 0